Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Abstract]
Cash	24.00%	16.00%
Equity instruments	43.00%	48.00%
Debt instruments	23.00%	25.00%
Others	10.00%	11.00%